GOING CONCERN (Details Narrative) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended		33 Months Ended	36 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Going Concern Details Narrative
Net income	$ 15,093,726	$ 509,054	$ 5,124,215	$ 3,037,594	$ 696,357	$ 8,858,166	$ 23,951,892